COMBINED STATEMENT OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 2,705,801	$ 2,533,048	$ 1,952,607
Operating costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	600,240	501,152	362,627
Selling and marketing expense	1,202,183	1,099,487	998,305
General and administrative expense	617,235	569,802	528,326
Product development expense	193,457	177,298	148,015
Depreciation	55,949	42,393	40,816
Amortization of intangibles	83,868	107,081	39,150
Goodwill impairment	3,318	0	0
Total operating costs and expenses	2,756,250	2,497,213	2,117,239
Operating (loss) income	(50,449)	35,835	(164,632)
Interest expense—third party	(11,904)	(13,059)	(2,181)
Interest income, net—related party	420	325	23,656
Other income, net	33,627	282,470	12,363
(Loss) earnings before income taxes	(28,306)	305,571	(130,794)
Income tax benefit (provision)	60,489	(13,200)	155,402
Net earnings	32,183	292,371	24,608
Net (earnings) loss attributable to noncontrolling interests	(9,288)	(45,599)	12,398
Net earnings attributable to Old IAC equity in IAC Holdings, Inc.	22,895	246,772	37,006
Stock-based compensation expense by function:
Stock-based compensation expense	134,338	148,405	192,005
Cost of revenue
Stock-based compensation expense by function:
Stock-based compensation expense	74	195	180
Selling and marketing expense
Stock-based compensation expense by function:
Stock-based compensation expense	5,185	4,345	26,654
General and administrative expense
Stock-based compensation expense by function:
Stock-based compensation expense	118,709	132,180	146,963
Product development expense
Stock-based compensation expense by function:
Stock-based compensation expense	$ 10,370	$ 11,685	$ 18,208